Offsets	Oct. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-272405
Initial Filing Date	Jun. 05, 2023
Fee Offset Claimed	$ 274,390.65
Explanation for Claimed Amount

(1)
On June 5, 2023, the Company filed a registration statement on Form S-4 (File No. 333-272405), in connection with which the Company paid a filing fee of $292,828.84 (the “Registration Statement”). The Registration Statement was subsequently withdrawn and no securities were sold thereunder. In accordance with Rule 457(p) under the Securities Act of 1933, as amended, the Company applied $18,438.19 of such unused fees to offset the filing fee payable in connection with its registration statement on Form S-8 filed on July 31, 2024 (File No. 333-281145). As a result, $274,390.65 of previously paid fees remained available for future offset (the “Unused Fees”). In accordance with Rule 457(p), the Company hereby applies $274,390.65 of the Unused Fees to offset the filing fee payable in connection with this filing.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Option Care Health, Inc.
Form or Filing Type	S-4
File Number	333-272405
Filing Date	Jun. 05, 2023
Fee Paid with Fee Offset Source	$ 292,828.84
Offset Note

(2)	See Note #1.